Other income/expenses and adjustments - Summary of Finance Charge (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan notes	£ (2,660)	£ (3,549)	£ (2,241)
Interest on bank loan			(2,900)
Interest on lease liabilities	(209)	(227)	(1,085)
Discounting of provision on deferred cash consideration	(451)	(225)	(157)
Other	(41)	(21)
Total	£ (3,361)	£ (4,022)	£ (6,383)